Operating Leases	12 Months Ended
Jun. 30, 2018
Leases [Abstract]
Operating Leases
Note 10.	Operating Leases

The Company leases certain property under operating leases that expire at various dates. Future rental commitments applicable to the operating leases at June 30, 2018 are as follows:

Year Ending June 30,
($000)
2019	$20,100
2020	19,100
2021	14,500
2022	11,700
2023	9,800
Thereafter	52,700

Rent expense was approximately $17.0 million, $14.7 million, and $14.2 million for the fiscal years ended June 30, 2018, 2017 and 2016, respectively.